Fair Values of Financial Instruments (Details 3) (Collateralized Debt Obligations [Member], Fair Value, Measurements, Recurring [Member], Fair Value, Inputs, Level 3 [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Collateralized Debt Obligations [Member] | Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Beginning balance	$ 1,392	$ 1,361
Included in earnings	0	(6)
Included in other comprehensive income	576	37
Transfers in and/or (out) of Level 3	0	0
Ending balance	$ 1,968	$ 1,392